Common Stock	12 Months Ended
Dec. 31, 2017
Common Stock [Abstract]
COMMON STOCK

NOTE 10 – COMMON STOCK

The Company had 500,000,000 shares of common stock, $.001 par value per share, authorized as of December 31, 2017. There were 9,772,694 and 9,906,289 shares of common stock issued and outstanding at December 31, 2017 and 2016, respectively.

In 2017, the Company purchased and cancelled 166,666 shares held by the previous CEO at a price of $2.34 per share for a total payment of $390,000.

In 2017 the Company issued 8,071 shares in connection with the exercise of employee stock options by former employees. The options were exercised on a net settled basis and no cash proceeds were received.

The Company has a Director Compensation plan covering its independent non-employee Directors. A total of 25,000 and 16,667 shares were granted and issued in the years ended December 31, 2017 and 2016, respectively in connection with this compensation plan. These shares were valued at $87,375 and $51,375, respectively.

In 2016, we issued 128,063 shares of common stock to an unrelated party in a private transaction, the proceeds of which were used to redeem shares of common stock payable to an executive officer.

In 2016, the Company issued 33,333 shares of common stock, valued at $110,000, to Shadron Stastney in connection with the settlement of litigation.

The Company issued 34,585 shares of common stock in 2016 in connection with the cashless exercise of stock options granted in prior years that were about to expire in 2016.

In 2015, the Company agreed to grant 65,868 fully vested shares of its common stock to two executive officers as bonuses. These shares were not issued at the time, but were recorded as stock payable. The obligation to issue these shares was redeemed for cash in 2016 for a total payment of $232,602.

In 2015, the Company entered into a new capital markets advisory agreement covering a one-year period, which called for 30,000 shares of common stock to be issued as compensation. The first 15,000 shares were issued in September 2015 and valued at $41,400. These shares were amortized over a six-month period. The agreement was cancelled in 2016 and the remaining 15,000 shares were not issued.

In 2014, the Company agreed to grant 112,500 shares of common stock to two executive officers at the time as bonuses based on their efforts to recapitalize the Company. Stock-based compensation related to these bonuses of $570,375 was recorded during the year ended December 31, 2014. These shares were not issued at the time and were recorded as stock payable. The obligation to issue these shares was redeemed in 2016 for cash payments of $397,038. Also in 2014, as part of a capital raise, the Company agreed to grant 66,667 shares of common stock to three executive officers at the time. The shares were part of an equity raise and the issuance was recorded as part of equity issuance costs, so no expense was recorded. In 2016, a total of 50,000 of those shares were redeemed for a cash payment of $177,275 and the remaining 16,667 shares were issued to a former executive officer.

The Board of Directors of the Company approved a one for three reverse stock split that became effective May 14, 2018. The effect of this reverse stock split has been retroactively reflected in these financial statements.